Deferred income tax assets and liabilities - Summary of Deferred Tax Balances (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 36,503	€ 30,592	€ 12,349
Deferred tax liabilities	(10,105)	(19,582)	(34,564)
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	118	212	489
Deferred tax liabilities	(57)	0	(2)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	357	619	507
Deferred tax liabilities	(1,843)	(2,274)	(834)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	414	584	333
Deferred tax liabilities	(3,021)	(3,163)	(1,516)
Current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,219	3,419	3,798
Deferred tax liabilities	(217)	(366)	(107)
Loans and borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,667	2,848	2,681
Deferred tax liabilities	0	0	0
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	956	1,107	2,189
Deferred tax liabilities	(26)	(230)	(2,752)
Deferred tax on tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,711	1,643	1,028
Deferred tax liabilities	0	0	0
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,670	23,405	3,939
Deferred tax liabilities	0	0	0
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	148	40
Deferred tax liabilities	(422)	0	0
Reclassifications
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,609)	(3,393)	(2,655)
Deferred tax liabilities	2,609	3,393	2,655
Intangible assets TFS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0	0
Deferred tax liabilities	(2,236)	(8,944)	(15,652)
Intangible assets TFS KA's and NA's
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0	0
Deferred tax liabilities	0	(2,305)	(9,219)
Intangible assets DCC Acquirers
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0	0
Deferred tax liabilities	0	(319)	(1,290)
Intangible assets Global Blue Trademark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0	0
Deferred tax liabilities	€ (4,892)	€ (5,374)	€ (5,847)